UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2012

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Unconstrained Bond Fund

Portfolio of Investments

January 31, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 20.3%
Industrial - 9.4%
Basic - 1.4%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	U.S.$	115	$117,300
ArcelorMittal
6.125%, 6/01/18		225	234,714
Dow Chemical Co. (The)
7.60%, 5/15/14		91	103,369
Georgia-Pacific LLC
5.40%, 11/01/20 (a)		57	64,434
International Paper Co.
9.375%, 5/15/19		160	211,310
Lubrizol Corp.
8.875%, 2/01/19		155	214,389
Packaging Corp. of America
5.75%, 8/01/13		180	189,292
PPG Industries, Inc.
5.75%, 3/15/13		220	231,171

			1,365,979

Capital Goods - 0.6%
CRH Finance Ltd.
7.375%, 5/28/14	EUR	120	171,727
Republic Services, Inc.
5.25%, 11/15/21	U.S.$	200	229,595
Tyco International Finance SA
8.50%, 1/15/19		150	195,760

			597,082

Communications - Media - 1.4%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)		225	251,399
CBS Corp.
8.20%, 5/15/14		155	176,266
Comcast Corp.
5.30%, 1/15/14		180	194,366
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.75%, 10/01/14		70	75,572
Reed Elsevier Capital, Inc.
7.75%, 1/15/14		215	240,421
Time Warner Cable, Inc.
7.50%, 4/01/14		150	169,342
WPP Finance UK
8.00%, 9/15/14		165	185,965

			1,293,331

Communications - Telecommunications - 1.5%
American Tower Corp.
5.05%, 9/01/20		140	141,901
Bell Canada
4.85%, 6/30/14	CAD	195	206,736
British Telecommunications PLC
8.50%, 12/07/16	GBP	100	193,893

	Principal Amount (000)		U.S. $ Value
Deutsche Telekom International Finance BV
7.125%, 9/26/12	GBP	110	$179,036
Embarq Corp.
7.082%, 6/01/16	U.S.$	271	302,603
Koninklijke KPN NV
5.00%, 11/13/12	EUR	130	174,304
United States Cellular Corp.
6.70%, 12/15/33	U.S.$	275	276,228

			1,474,701

Consumer Cyclical - Automotive - 0.9%
American Honda Finance Corp.
5.125%, 10/03/12	EUR	150	200,995
Daimler Finance North America LLC
6.50%, 11/15/13	U.S.$	160	173,816
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)		137	149,362
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (a)		146	153,728
Volvo Treasury AB
5.95%, 4/01/15 (a)		190	203,229

			881,130

Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc.
6.25%, 4/30/16		165	192,929

Consumer Cyclical - Other - 0.4%
Carnival PLC
4.25%, 11/27/13	EUR	140	184,583
Marriott International, Inc./DE
Series J
5.625%, 2/15/13	U.S.$	185	192,524

			377,107

Consumer Cyclical - Retailers - 0.3%
CVS Caremark Corp.
6.60%, 3/15/19		85	105,188
Nordstrom, Inc.
6.25%, 1/15/18		180	216,427

			321,615

Consumer Non-Cyclical - 0.7%
Altria Group, Inc.
9.25%, 8/06/19		150	204,212
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		154	164,175
Newell Rubbermaid, Inc.
5.50%, 4/15/13		32	33,631
Reynolds American, Inc.
7.625%, 6/01/16		173	207,485
Whirlpool Corp.
8.60%, 5/01/14		20	22,426

			631,929

	Principal Amount (000)		U.S. $ Value
Energy - 1.1%
Anadarko Petroleum Corp.
5.95%, 9/15/16	U.S.$	34	$39,034
Hess Corp.
8.125%, 2/15/19		35	45,512
Nabors Industries, Inc.
9.25%, 1/15/19		160	202,147
Noble Energy, Inc.
8.25%, 3/01/19		153	193,768
Noble Holding International Ltd.
4.90%, 8/01/20		15	16,105
Valero Energy Corp.
6.875%, 4/15/12		215	217,505
Weatherford International Ltd./Bermuda
5.15%, 3/15/13		225	233,511
Williams Cos., Inc. (The)
7.875%, 9/01/21		45	56,854

			1,004,436

Technology - 0.4%
Agilent Technologies, Inc.
5.00%, 7/15/20		28	31,586
Motorola Solutions, Inc.
7.50%, 5/15/25		181	212,826
Xerox Corp.
8.25%, 5/15/14		165	185,731

			430,143

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14		90	96,525
5.75%, 12/15/16		70	78,213

			174,738

Transportation - Railroads - 0.2%
CSX Corp.
7.375%, 2/01/19		149	188,200

Transportation - Services - 0.1%
Ryder System, Inc.
7.20%, 9/01/15		71	83,760

			9,017,080

Financial Institutions - 8.2%
Banking - 4.4%
American Express Credit Corp.
6.625%, 9/24/12	GBP	200	323,005
ANZ Capital Trust III
2.086%, 12/15/53 (b)	EUR	210	219,753
Bank of Scotland PLC
5.625%, 5/23/13		120	162,211
Barclays Bank PLC
4.75%, 3/15/20		160	119,294
Bear Stearns Cos. LLC (The)
1.449%, 7/27/12 (b)		140	183,350
Capital One Financial Corp.
7.375%, 5/23/14	U.S.$	170	189,017

	Principal Amount (000)		U.S. $ Value
Citigroup, Inc.
5.50%, 4/11/13	U.S.$	185	$191,990
Deutsche Bank AG/London
4.875%, 5/20/13		181	187,344
Fifth Third Bank/Ohio
4.75%, 2/01/15		250	262,089
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20		165	174,378
Lloyds TSB Bank PLC
4.375%, 1/12/15 (a)		195	196,747
Macquarie Group Ltd.
7.625%, 8/13/19 (a)		115	118,452
Merrill Lynch & Co., Inc.
1.777%, 5/30/14 (b)	EUR	250	303,971
Morgan Stanley
5.50%, 7/24/20	U.S.$	175	172,739
National Australia Bank Ltd.
3.75%, 3/02/15 (a)		90	93,616
Royal Bank of Scotland NV
1.24%, 3/09/15 (b)		450	373,050
Societe Generale SA
2.50%, 1/15/14 (a)		180	175,127
Standard Chartered Bank
5.875%, 9/26/17 (a)	EUR	100	138,298
Swedbank AB
0.651%, 5/18/17 (b)	U.S.$	200	196,410
UBS AG/Stamford CT
5.875%, 7/15/16		195	206,416
Wachovia Corp.
5.50%, 5/01/13		175	184,782

			4,172,039

Brokerage - 0.6%
GFI Group, Inc.
8.375%, 7/19/18		608	562,400
Jefferies Group, Inc.
6.875%, 4/15/21		70	66,850

			629,250

Finance - 0.2%
General Electric Capital Corp.
4.80%, 5/01/13		225	235,691

Insurance - 2.3%
Aetna, Inc.
6.75%, 12/15/37		257	329,415
Allied World Assurance Co. Ltd.
5.50%, 11/15/20		180	185,623
Allstate Corp. (The)
6.125%, 5/15/37		90	84,884
CIGNA Corp.
5.125%, 6/15/20		90	97,641
Coventry Health Care, Inc.
5.95%, 3/15/17		40	45,291
6.125%, 1/15/15		20	21,875
6.30%, 8/15/14		125	136,045

	Principal Amount (000)		U.S. $ Value
Genworth Financial, Inc.
6.515%, 5/22/18	U.S.$	230	$226,759
Humana, Inc.
6.30%, 8/01/18		25	28,861
6.45%, 6/01/16		20	22,597
7.20%, 6/15/18		180	216,441
Lincoln National Corp.
8.75%, 7/01/19		47	58,780
Markel Corp.
7.125%, 9/30/19		60	69,079
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14		1	1,075
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		165	202,844
Principal Financial Group, Inc.
7.875%, 5/15/14		115	127,820
Prudential Financial, Inc.
6.20%, 1/15/15		135	149,532
Series D
7.375%, 6/15/19		25	30,418
UnitedHealth Group, Inc.
6.00%, 2/15/18		65	79,085
WellPoint, Inc.
5.875%, 6/15/17		20	23,358
7.00%, 2/15/19		45	55,361

			2,192,784

Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15		183	190,267

REITS - 0.5%
Digital Realty Trust LP
5.25%, 3/15/21		250	255,362
Health Care REIT, Inc.
4.95%, 1/15/21		180	184,921

			440,283

			7,860,314

Utility - 2.2%
Electric - 1.1%
Allegheny Energy Supply Co. LLC
8.25%, 4/15/12 (a)		175	177,263
Ameren Corp.
8.875%, 5/15/14		113	127,593
Constellation Energy Group, Inc.
5.15%, 12/01/20		180	200,873
Nisource Finance Corp.
6.15%, 3/01/13		80	84,290
Ohio Power Co.
Series F
5.50%, 2/15/13		118	123,171
PPL Energy Supply LLC
6.50%, 5/01/18		180	207,740
TECO Finance, Inc.
4.00%, 3/15/16		45	47,695
5.15%, 3/15/20		55	62,594

	Principal Amount (000)		U.S. $ Value
Union Electric Co.
6.70%, 2/01/19	U.S.$	25	$30,701

			1,061,920

Natural Gas - 1.1%
DCP Midstream LLC
9.75%, 3/15/19 (a)		155	203,474
Energy Transfer Partners LP
6.125%, 2/15/17		225	248,205
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14		225	247,685
EQT Corp.
8.125%, 6/01/19		35	41,042
Spectra Energy Capital LLC
8.00%, 10/01/19		170	217,008
Williams Partners LP
3.80%, 2/15/15		48	50,751

			1,008,165

			2,070,085

Non Corporate Sectors - 0.5%
Agencies - Not Government Guaranteed - 0.5%
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)		416	447,200

Total Corporates - Investment Grades (cost $18,293,868)			19,394,679

GOVERNMENTS - TREASURIES - 16.3%
Greece - 0.5%
Hellenic Republic Government Bond
Series 30YR
4.60%, 9/20/40	EUR	1,750	497,648

New Zealand - 0.9%
New Zealand Government Bond
Series 521
6.00%, 5/15/21	NZD	850	816,267

South Africa - 1.9%
South Africa Government Bond
Series R206
7.50%, 1/15/14	ZAR	13,850	1,822,530

United Kingdom - 4.2%
United Kingdom Gilt Inflation Linked
Series 8MO
2.50%, 7/26/16 (c)	GBP	745	4,025,781

United States - 8.8%
U.S. Treasury Bonds
3.75%, 8/15/41 (d)	U.S.$	2,825	3,293,331
3.875%, 8/15/40 (d)		1,825	2,172,035
4.375%, 5/15/41		900	1,163,110

	Principal Amount (000)		U.S. $ Value
U.S. Treasury Notes
1.375%, 9/15/12 (d)	U.S.$	1,800	$1,813,991

			8,442,467

Total Governments - Treasuries (cost $15,056,024)			15,604,693

EMERGING MARKETS - SOVEREIGNS - 7.6%
Hungary - 0.5%
Hungary Government International Bond
6.375%, 3/29/21		510	471,750

Venezuela - 7.1%
Republic of Venezuela
7.65%, 4/21/25		10,000	6,800,000

Total Emerging Markets - Sovereigns (cost $6,539,299)			7,271,750

GOVERNMENTS - SOVEREIGN AGENCIES - 6.6%
Australia - 0.8%
Suncorp-Metway Ltd.
2.067%, 7/16/12 (a)(b)		750	755,274

Denmark - 0.7%
Finance for Danish Industry
2.125%, 3/21/13	EUR	500	662,277

Netherlands - 1.1%
ING Bank NV
2.625%, 2/09/12 (a)	U.S.$	340	340,114
NIBC Bank NV
3.125%, 2/17/12	EUR	530	693,835

			1,033,949

South Korea - 0.9%
Export-Import Bank of Korea
6.60%, 11/04/13 (a)	IDR	7,720,000	865,438

United Kingdom - 2.8%
Lloyds TSB Bank PLC
2.75%, 3/16/12	GBP	475	750,152
Royal Bank of Scotland PLC (The)
1.153%, 5/11/12 (a)(b)	U.S.$	650	651,169
Skipton Building Society
2.00%, 4/05/12	GBP	480	758,199
West Bromwich Building Society
2.00%, 4/05/12		344	543,020

			2,702,540

United States - 0.3%
General Electric Capital Corp.
4.00%, 6/15/12	EUR	192	254,134

Total Governments - Sovereign Agencies (cost $6,360,437)			6,273,612

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 2.8%
Industrial - 2.1%
Basic - 0.2%
Weyerhaeuser Co.
7.375%, 3/15/32	U.S.$	204	$222,405

Capital Goods - 0.3%
Ardagh Glass Finance PLC
7.125%, 6/15/17 (a)	EUR	112	133,683
Case New Holland, Inc.
7.875%, 12/01/17	U.S.$	128	147,520

			281,203

Communications - Media - 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.875%, 4/30/18		24	26,040
8.125%, 4/30/20		8	8,850
Intelsat Jackson Holdings SA
7.25%, 4/01/19 (a)		247	258,115
RR Donnelley & Sons Co.
4.95%, 4/01/14		175	169,750
Ziggo Bond Co. BV
8.00%, 5/15/18 (a)	EUR	85	116,465

			579,220

Communications - Telecommunications - 0.4%
Sunrise Communications International SA
7.00%, 12/31/17 (a)		100	137,345
Wind Acquisition Finance SA
7.25%, 2/15/18 (a)	U.S.$	200	194,500
Windstream Corp.
7.875%, 11/01/17		55	60,775

			392,620

Consumer Cyclical - Other - 0.1%
Standard Pacific Corp.
10.75%, 9/15/16		35	38,938

Consumer Non-Cyclical - 0.4%
ARAMARK Corp.
4.047%, 2/01/15 (b)		200	197,500
HCA, Inc.
7.58%, 9/15/25		65	59,800
Universal Health Services, Inc.
7.125%, 6/30/16		135	148,500

			405,800

Energy - 0.1%
Tesoro Corp.
6.50%, 6/01/17		85	87,550

			2,007,736

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 0.7%
Banking - 0.2%
National Westminster Bank PLC
3.483%, 12/31/49 (b)	EUR	200	$172,662

Brokerage - 0.3%
Lehman Brothers Holdings, Inc.
Zero Coupon, 5/25/10-1/12/12 (b)(e)	U.S.$	875	237,344

Finance - 0.2%
International Lease Finance Corp.
0.927%, 7/13/12 (b)		230	226,210

			636,216

Total Corporates - Non-Investment Grades (cost $3,385,417)			2,643,952

MORTGAGE PASS-THROUGHS - 2.7%
Agency Fixed Rate 30-Year - 2.2%
Federal National Mortgage Association
6.00%, 2/01/40		717	786,675
Series 2008
6.00%, 5/01/38		1,184	1,299,430

			2,086,105

Agency ARMs - 0.5%
Federal Home Loan Mortgage Corp.
Series 2006
2.963%, 12/01/36 (b)		60	63,872
Series 2007
5.732%, 4/01/37 (b)		285	302,314
Federal National Mortgage Association
Series 2006
2.55%, 11/01/36 (b)		157	166,782

			532,968

Total Mortgage Pass-Throughs (cost $2,565,545)			2,619,073

BANK LOANS - 2.0%
Utility - 1.2%
Electric - 1.2%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
4.81%, 5/01/14 (b)		1,000	848,330
Texas Competitive Electric Holdings Company LLC (TXU)
3.80%, 10/10/14 (b)		473	320,343

			1,168,673

Industrial - 0.8%
Communications - Telecommunications - 0.1%
Level 3 Financing, Inc.
2.54%-2.83%, 3/13/14 (b)		82	79,710

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.3%
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.)
3.28%-3.58%, 1/28/15 (b)	U.S.$	313	$283,291
November 2005 Land Investors, LLC
(North Las Vegas Consortium)
7.25%, 4/30/10 (b)(e)(f)		519	1,323

			284,614

Technology - 0.4%
First Data Corporation
3.03%, 9/24/14 (b)		437	414,693

			779,017

Total Bank Loans (cost $2,713,689)			1,947,690

ASSET-BACKED SECURITIES - 1.5%
Home Equity Loans - Floating Rate - 0.9%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE3, Class M1
0.726%, 4/25/37 (b)(f)		175	3,046
HSBC Home Equity Loan Trust
Series 2006-1, Class M1
0.561%, 1/20/36 (b)		136	112,269
Series 2007-2, Class M1
0.591%, 7/20/36 (b)		415	238,542
Morgan Stanley Structured Trust
Series 2007-1, Class A2
0.466%, 6/25/37 (b)		430	248,507
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.636%, 3/25/37 (b)(f)		124	339
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
0.576%, 4/25/34 (b)		338	290,157

			892,860

Credit Cards - Floating Rate - 0.5%
Discover Card Master Trust
Series 2009-A1, Class A1
1.585%, 12/15/14 (b)		185	185,840
Series 2009-A2, Class A
1.59%, 2/17/15 (b)		105	105,656
Series 2010-A1, Class A1
0.94%, 9/15/15 (b)		195	196,136

			487,632

	Principal Amount (000)		U.S. $ Value
Autos - Floating Rate - 0.1%
Wheels SPV LLC
Series 2009-1, Class A
1.835%, 3/15/18 (a)(b)	U.S.$	67	$66,967

Home Equity Loans - Fixed Rate - 0.0%
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (g)(h)		3	0

Total Asset-Backed Securities (cost $2,176,050)			1,447,459

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
Agency Floating Rate - 0.7%
Freddie Mac Reference REMICs
Series R008, Class FK
0.69%, 7/15/23 (b)		192	192,094
Freddie Mac REMICs
Series 3067, Class FA
0.64%, 11/15/35 (b)		448	447,243

			639,337

Non-Agency Floating Rate - 0.6%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.197%, 12/25/35 (b)		104	57,150
Series 2007-OA3, Class M1
0.586%, 4/25/47 (b)(f)		31	36
Greenpoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
2.197%, 3/25/36 (b)		364	226,304
Washington Mutual Alternative Mortgage
Pass-Through Certificates
Series 2007-OA5, Class 1A
0.947%, 6/25/47 (b)		452	280,619

			564,109

Non-Agency Fixed Rate - 0.1%
Countrywide Alternative Loan Trust
Series 2006-OA7, Class 1A1
2.14%, 6/25/46		300	116,674
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
2.52%, 12/25/35		11	10,849

			127,523

Total Collateralized Mortgage Obligations (cost $1,909,638)			1,330,969

QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Kazakhstan - 0.2%
KazMunayGas National Co.
9.125%, 7/02/18 (a)		200	241,760

	Principal Amount (000)		U.S. $ Value
Malaysia - 0.2%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)	U.S.$	190	$214,455

Russia - 0.5%
Russian Agricultural Bank OJSC Via
RSHB Capital SA
7.75%, 5/29/18 (a)		410	457,150

Total Quasi-Sovereigns (cost $801,562)			913,365

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%
Non-Agency Fixed Rate CMBS - 0.5%
CW Capital Cobalt Ltd.
Series 2006-C1, Class AMP1
5.501%, 8/15/48 (a)		568	517,641

Non-Agency Floating Rate CMBS - 0.3%
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.755%, 10/15/21 (a)(b)		190	161,580
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.669%, 3/06/20 (a)(b)		105	102,270

			263,850

Total Commercial Mortgage-Backed Securities (cost $825,277)			781,491

INFLATION-LINKED SECURITIES - 0.6%
United States - 0.6%
U.S. Treasury Inflation Index
3.00%, 7/15/12 (TIPS) (d)
(cost $609,171)		604	617,917

	Shares
PREFERRED STOCKS - 0.6%
Financial Institutions - 0.6%
Banking - 0.2%
Zions Bancorporation
9.50%		6,200	162,564

Insurance - 0.4%
XLIT Ltd.
3.687% (b)		600	404,437

Total Preferred Stocks (cost $647,717)			567,001

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - TREASURIES - 0.4%
Dominican Republic - 0.4%
Dominican Republic
15.95%, 6/04/21 (a)
(cost $413,151)	DOP	16,100	$398,684

	Contracts
OPTIONS PURCHASED - CALLS - 0.2%
Options on Equity Index Future Contracts - 0.2%
C/O SPDR SP 500 E
Expiration: Mar 2012, Exercise Price: $ 131.00 (i)(j)		355	115,907
C/O VIX
Expiration: Mar 2012, Exercise Price: $ 31.00 (i)(j)		450	49,428

Total Options Purchased - Calls (cost $167,919)			165,335

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Basic - 0.1%
Severstal OAO Via Steel Capital SA
9.75%, 7/29/13 (a)	U.S.$	100	107,125

Communications - Media - 0.1%
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (a)	EUR	50	51,668

Total Emerging Markets - Corporate Bonds (cost $171,863)			158,793

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
United States - 0.1%
Alameda Corridor Trnsp Auth CA
NPFGC
6.60%, 10/01/29
(cost $114,635)	U.S.$	100	102,678

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Equity Index Future Contracts - 0.1%
P/O SPDR SP 500 E
Expiration: Feb 2012, Exercise Price: $ 130.00 (i)(j)
(cost $72,887)		360	49,860

Company	Shares		U.S. $ Value
COMMON STOCKS - 0.0%
Abitibibowater, Inc. (f)(g)(i)
(cost $0)		275,000	$0

SHORT-TERM INVESTMENTS - 30.0%
Investment Companies - 11.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (k) (cost $10,681,144)		10,681,144	10,681,144

	Principal Amount (000)
U.S. TREASURY BILLS - 18.8%
U.S. Treasury Bills
Zero Coupon, 3/08/12 (d)	U.S.$	8,000	7,999,913
Zero Coupon, 4/12/12		10,000	9,999,527

(cost $17,999,440)			17,999,440

Total Short-Term Investments (cost $28,680,584)			28,680,584

Total Investments - 95.1% (cost $91,504,733) (l)			90,969,585
Other assets less liabilities - 4.9% (m)(n)(o)			4,685,611

Net Assets - 100.0%			$95,655,196

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
CBOE VIX Futures	9	March 2012	$214,940	$204,750	$(10,190)
Euro-Schatz Futures	6	March 2012	863,326	866,688	3,362
S&P 500 E-Mini Futures	135	March 2012	8,573,613	8,830,688	257,075
Sold Contracts
Australian 10 Yr Treasury Bond Futures	7	March 2012	874,397	879,821	(5,424)
U.S. 5 Yr Note Futures	34	March 2012	4,172,172	4,217,594	(45,422)
U.S. Long Bond Futures	9	March 2012	1,306,531	1,308,938	(2,407)

					$196,994

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
BNP Paribas SA:
Great British Pound settling 2/16/12	150	$230,194	$236,344	$6,150
Brown Brothers Harriman & Co.:
Japanese Yen settling 2/16/12	3,526	45,599	46,260	661
Norwegian Krone settling 2/16/12	145	24,972	24,640	(332)
Polish Zloty settling 2/16/12	6	1,743	1,826	83
Swedish Krona settling 2/16/12	970	142,589	142,508	(81)
Citibank:
Australian Dollar settling 3/14/12	442	448,268	466,881	18,613
Japanese Yen settling 2/16/12	11,742	152,956	154,078	1,122
New Zealand Dollar settling 3/14/12	530	414,287	436,444	22,157
Credit Suisse First Boston:
Euro settling 2/16/12	553	724,439	723,253	(1,186)
Norwegian Krone settling 3/14/12	2,534	420,046	431,203	11,157
Swedish Krona settling 3/14/12	2,974	427,281	436,365	9,084
Royal Bank of Scotland:
Euro settling 2/16/12	127	161,043	165,536	4,493
Sale Contracts
Barclays Capital Inc.:
Euro settling 2/16/12	4,192	5,579,129	5,483,369	95,760
Euro settling 3/14/12	352	447,938	459,982	(12,044)
Brown Brothers Harriman & Co.:
Euro settling 2/16/12	110	147,099	143,889	3,210
Japanese Yen settling 2/16/12	3,526	45,487	46,260	(773)
Norwegian Krone settling 2/16/12	145	25,083	24,640	443
Swedish Krona settling 2/16/12	970	143,389	142,508	881
Citibank:
Great British Pound settling 2/16/12	1,115	1,745,367	1,756,036	(10,669)
Credit Suisse First Boston:
Canadian Dollar settling 2/16/12	220	216,431	219,338	(2,907)
Swiss Franc settling 3/14/12	387	406,327	420,995	(14,668)
Deutsche Bank:
Great British Pound settling 2/16/12	3,665	5,740,985	5,774,231	(33,246)
HSBC Securities Inc.:
South African Rand settling 2/16/12	14,471	1,748,464	1,846,403	(97,939)
Morgan Stanley:
Japanese Yen settling 3/14/12	74,207	962,657	974,047	(11,390)
Standard Chartered Bank:
Indonesian Rupiah settling 2/24/12	7,149,532	778,138	793,182	(15,044)
Westpac Banking Corp.:
New Zealand Dollar settling 2/16/12	789	611,830	650,821	(38,991)

				$(65,456)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Call - SPDR S&P 500 ETF Trust (j)	710	$134	March 2012	$(121,410)
Call - VIX (j)	900	38	March 2012	(51,948)

(premium received $176,240)				$(173,358)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Put - SPDR S&P 500 ETF Trust (j) (premium received $53,607)	720	$124	February 2012	$(21,960)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Exercise Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
1 Year Interest Rate Swap (OTC)	3 -Month USD-LIBOR	Citibank, N.A.	4.04%	3/08/12	$1,750	$45,500	$(517,847)
1 Year Interest Rate Swap (OTC)	3 -Month USD-LIBOR	Credit Suisse International	4.00	3/05/12	625	16,250	(179,898)
1 Year Interest Rate Swap (OTC)	3 -Month USD-LIBOR	Deutsche Bank AG	3.97	3/14/12	1,900	51,490	(562,456)

							$(1,260,201)

INTEREST RATE SWAP TRANSACTIONS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Bank of America		$7,850	2/1/17	1.03%	3 Month LIBOR	$(10,472)
Citibank		13,500	1/10/14	3 Month LIBOR	0.69%	45,841
Citibank	AUD	6,750	1/27/14	3.98%	3 Month BBSW	(32,157)
Citibank	JPY	377,500	8/1/16	0.51%	6 Month LIBOR	(19,869)
Citibank		$11,640	8/19/16	1.21%	3 Month LIBOR	(202,689)
Citibank		8,660	12/2/16	1.31%	3 Month LIBOR	(147,790)
Citibank		23,200	1/10/17	1.21%	3 Month LIBOR	(246,465)
Citibank		6,360	8/19/21	3 Month LIBOR	2.36%	341,568
Citibank		4,700	12/2/21	3 Month LIBOR	2.21%	146,818
Citibank		9,700	1/10/22	3 Month LIBOR	2.08%	161,423

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	GBP	9,000	1/6/14	6 Month LIBOR	1.32%	$23,870
Credit Suisse First Boston	AUD	6,650	1/25/14	3.87%	3 Month BBSW	(16,504)
Credit Suisse First Boston	GBP	15,100	1/6/17	1.58%	6 Month LIBOR	(124,333)
Credit Suisse First Boston		6,000	1/6/22	6 Month LIBOR	2.3%	45,403
Deutsche Bank		$23,850	12/7/13	0.68%	3 Month LIBOR	(81,638)
Deutsche Bank	JPY	3,700,000	1/4/14	0.38%	6 Month LIBOR	(18,705)
JPMorgan Chase Bank		$650	4/20/20	3.74%	3 Month LIBOR	(111,480)
JPMorgan Chase Bank		950	4/26/20	3.77%	3 Month LIBOR	(165,191)
JPMorgan Chase Bank		1,560	11/12/20	3 Month LIBOR	2.83%	146,511
Morgan Stanley		2,100	11/12/12	3 Month LIBOR	0.66%	4,128
Morgan Stanley		3,660	11/12/15	1.55%	3 Month LIBOR	(118,641)
Morgan Stanley	EUR	1,350	7/13/16	6 Month EURIBOR	2.59%	108,825

						$(271,547)

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE, SOVEREIGN ISSUES and INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at January 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America:
Republic of Korea,
4.875% 9/22/14, 12/20/16*	(1.00)%	1.50%	$4,700	$93,476	$(232,774)	$(139,298)
United Kingdom of Great Britain and Northern Ireland,
4.25% 6/7/32, 9/20/16*	(1.00)	0.72	7,070	(99,351)	70,141	(29,210)
Citibank:
Venezuela Government International Bond,
9.25% 9/15/27, 3/20/16*	(5.00)	8.14	6,550	610,471	(1,406,285)	(795,814)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at January 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston:
Black & Decker Corp.,
5.75% 11/15/16, 6/20/16*	(1.00)%	0.36%	$500	$(14,534)	$15,278	$744
BPB Ltd.,
6.5% 3/17/10, 6/20/16*	(1.00)	0.68	500	(7,542)	9,746	2,204
Deutsche Bahn Finance BV,
5% 7/24/19, 6/20/16*	(1.00)	0.61	500	(9,016)	12,233	3,217
Hershey Co.,
6.95% 8/15/12, 6/20/16*	(1.00)	0.37	500	(14,217)	12,760	(1,457)
Svenska Handelsbanken AB,
1.75% 3/8/10, 6/20/16*	(1.00)	1.15	500	2,478	12,233	14,711
Deutsche Bank:
France Government Bond Oat,
3/20/17*+	(0.25)	1.83	2,350	174,399	(178,938)	(4,539)
Freeport-McMoran Corp.,
8.75% 6/1/11, 6/20/16*+	(1.00)	0.17	500	(18,767)	19,093	326
Kingdom of Thailand,
7.07% 9/30/13, 9/20/16*+	(1.00)	1.55	9,350	213,073	(265,676)	(52,603)
Republic of Korea,
4.875% 9/22/14, 9/20/16*+	(1.00)	1.40	2,300	37,928	(6,667)	31,261
Goldman Sachs:
France Government Bond Oat,
12/20/16*	(0.25)	1.78	2,350	162,241	(181,969)	(19,728)
Hellenic Republic, 5.9%
10/22/22, 6/20/16*	(0.00)	73.21	825	101,698	—	101,698
United Kingdom of Great Britain and Northern Ireland,
4.25% 6/7/32, 12/20/16*	(1.00)	0.76	12,800	(159,890)	(12,287)	(172,177)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at January 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Morgan Stanley:
Coca-Cola Co.,
5.75% 3/15/11, 6/20/16*	(1.00)%	0.39%	$500	$(13,715)	$15,075	$1,360
Republic Of Korea,
4.875% 9/22/14, 9/20/16*	(1.00)	1.40	2,350	38,753	(5,118)	33,635
Target Corp.,
5.375% 5/1/17, 6/20/16*	(1.00)	0.44	500	(12,585)	11,807	(778)
Sale Contracts
Bank of America:
CDX NAIG-17 5 Year Index,
12/20/16*	1.00	0.00	12,130	5,986	83,616	89,602
Republic of China,
4.75% 10/29/13, 12/20/16*	1.00	1.32	4,700	(63,936)	133,959	70,023
Credit Suisse
First Boston:
Reliance Industries Ltd.,
10.375% 6/24/16, 6/20/16*	1.00	3.16	510	(42,522)	11,609	(30,913)
Deutsche Bank:
CDX EM-16 5 Year Index,
12/20/16*+	5.00	0.00	4,070	433,623	(347,578)	86,045
Repubic of China,
4.75% 10/29/13, 9/20/16*+	1.00	0.49	9,300	(97,692)	(61,155)	(158,847)
Morgan Stanley:
Daiwa Securities Group Inc.,
2.08% 2/17/16, 6/20/16*	1.00	3.05	510	(40,467)	15,706	(24,761)
ICICI Bank Ltd.,
5.5% 3/25/15, 6/20/16*	1.00	3.89	500	(54,457)	23,866	(30,591)
Repubic of China,
4.75% 10/29/13, 9/20/16*	1.00	1.27	4,700	(49,371)	(30,941)	(80,312)

						$(1,106,202)

*	Termination date
+	The fund had collateral received from the swap counterparty. The aggregate market value of the securities amounted to $103,008.

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive Total Return on Reference Index
Receive	BCIT3T Index	56,672	3-Month USD-LIBOR Minus 0.04%	$14,300	6/2/12	Barclays Capital Inc.	$201,846
Receive	BEFSEBWS Index	23,878	1.25%	2,300	9/21/12	Barclays Capital Inc.	5,476
Receive	GSMR Monday Index*	8,479	—	203	9/17/12	Goldman Sachs	(2,805)
Receive	GSMR Monday Index*	8,125	—	195	9/17/12	Goldman Sachs	(2,688)
Receive	GSMR Tuesday Index*	2,972	—	204	9/18/12	Goldman Sachs	(599)
Receive	GSMR Tuesday Index*	2,896	—	198	9/18/12	Goldman Sachs	(584)
Receive	GSMR Wednesday Index*	3,639	—	200	9/19/12	Goldman Sachs	(1,110)
Receive	GSMR Wednesday Index*	3,621	—	199	9/19/12	Goldman Sachs	(1,104)
Receive	GSMR Thursday Index*	4,722	—	201	9/20/12	Goldman Sachs	(179)
Receive	GSMR Thursday Index*	4,374	—	186	9/20/12	Goldman Sachs	(166)
Receive	GSMR Friday Index*	4,919	—	199	9/21/12	Goldman Sachs	(760)
Receive	GSMR Friday Index*	4,559	—	184	9/21/12	Goldman Sachs	(705)

Pay Total Return on Reference Index

Pay	LBUSTRUU Index	33,500	1-Month USD- LIBOR Minus 0.06%	58,800	5/31/12	Goldman Sachs	509,661

							$706,283

*	The total return swap underlying is the Goldman Sachs Mean Reversion (“GSMR”) strategy. This strategy involves buying daily variance swaps and simultaneously selling weekly variance swaps on the S&P 500 Index over the same time period.

VARIANCE SWAPS CONTRACTS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citibank:
EURO STOXX 50 Index 2/24/12*	24.25%	EUR	329	$69,325	$—	$69,325

*	Termination date

UNFUNDED LOAN COMMITMENTS

As of January 31, 2012, the Fund had the following unfunded loan commitment of $700,000, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Cost	Value
General Motors Holding,
LLC Revolver
Libor + 2.75%, 10/27/15	$700,000	$—	$(81,375)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the aggregate market value of these securities amounted to $8,346,576 or 8.7% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at January 31, 2012.
(c)	Variable rate coupon, rate shown as of January 31, 2012.
(d)	Position, or a portion thereof, has been segregated to collateralize interest rate and credit default swaps. The aggregate market value of this security amounted to $2,002,069.
(e)	Security is in default and is non-income producing.
(f)	Illiquid security.
(g)	Fair valued.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.00% of net assets as of January 31, 2012, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust Series
2007-A, Class A 9.79%, 3/25/37	4/04/07	$3,301	$—	0.00%

(i)	Non-income producing security.
(j)	One contract relates to 100 shares.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(l)	As of January 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,853,509 and gross unrealized depreciation of investments was $(4,388,657), resulting in net unrealized depreciation of $(535,148).
(m)	An amount of U.S. $678,376 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2012.
(n)	An amount of $1,225,000 has been segregated to collateralize written options contracts outstanding at January 31, 2012.
(o)	Includes cash collateral of $470,000 received from broker for credit default swaps.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
ZAR	-	South African Rand

Glossary:

ARMs BBSW BCIT3T BEFSEBWS CMBS EURIBOR LBUSTRUU LIBOR NPFGC OJSC REIT REMICs TIPS	- - - - - - - - - - - - -

Adjustable Rate Mortgages

AUD Bank Bill Reference Rate

Barclays Capital US Inflation Linked Bonds 1 to 10 Year

Barclays Capital Enhanced Buy-Write Straddle Strategy Excess Return Index

Commercial Mortgage-Backed Securities

Euro Interbank Offered Rate

Barclays Capital US Agg Total Return Value Unhedged USD

London Interbank Offered Rates

National Public Finance Guarantee Corporation

Open Joint Stock Company

Real Estate Investment Trust

Real Estate Mortgage Investment Conduits

Treasury Inflation Protected Security

AllianceBernstein Unconstrained Bond Fund

January 31, 2012 (unaudited)

COUNTRY BREAKDOWN *

36.4%	United States
9.4%	United Kingdom
7.5%	Venezuela
2.1%	South Africa
1.9%	Netherlands
1.3%	Australia
1.1%	Russia
1.0%	South Korea
0.9%	New Zealand
0.7%	Denmark
0.7%	Luxembourg
0.6%	Ireland
0.6%	Japan
4.3%	Other
31.5%	Short-Term

100.0%	Total Investments

*	All data are as of January 31, 2012. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: Bermuda, Canada, Czech Republic, Dominican Republic, France, Germany, Greece, Hungary, Italy, Kazakhstan, Malaysia, Sweden and Switzerland.

AllianceBernstein Unconstrained Bond Fund

January 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2012:

Investments in Securities	Level 1			Level 2		Level 3			Total
Corporates - Investment Grades	$	– 0	–	$19,394,679		$	– 0	–	$19,394,679
Governments - Treasuries		– 0	–	15,604,693			– 0	–	15,604,693
Emerging Markets - Sovereigns		– 0	–	7,271,750			– 0	–	7,271,750
Governments - Sovereign Agencies		– 0	–	6,273,612			– 0	–	6,273,612
Corporates - Non-Investment Grades		– 0	–	2,643,952			– 0	–	2,643,952
Mortgage Pass-Through’s		– 0	–	2,619,073			– 0	–	2,619,073
Bank Loans		– 0	–	– 0	–		1,947,690		1,947,690
Asset-Backed Securities		– 0	–	554,599			892,860		1,447,459
Collateralized Mortgage Obligations		– 0	–	639,337			691,632		1,330,969
Quasi-Sovereigns		– 0	–	913,365			– 0	–	913,365
Commercial Mortgage-Backed Securities		– 0	–	– 0	–		781,491		781,491
Inflation-Linked Securities		– 0	–	617,917			– 0	–	617,917
Preferred Stocks		567,001		– 0	–		– 0	–	567,001
Emerging Markets - Treasuries		– 0	–	– 0	–		398,684		398,684
Emerging Markets - Corporate Bonds		– 0	–	158,793			– 0	–	158,793
Local Governments - Municipal Bonds		– 0	–	102,678			– 0	–	102,678
Options Purchased - Calls		– 0	–	115,907			49,428		165,335
Options Purchased - Puts		– 0	–	49,860			– 0	–	49,860
Short-Term Investments		28,680,584		– 0	–		– 0	–	28,680,584

Total Investments in Securities		29,247,585		56,960,215			4,761,785		90,969,585
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	333,128			101,698		434,826
Interest Rate Swaps		– 0	–	1,024,387			– 0	–	1,024,387
Futures Contracts		260,437		– 0	–		– 0	–	260,437	†
Forward Currency Exchange Contracts		– 0	–	173,814			– 0	–	173,814
Total Return Swaps		– 0	–	– 0	–		716,983		716,983
Variance Swaps		– 0	–	– 0	–		69,325		69,325
Liabilities
Credit Default Swaps		– 0	–	(1,541,028)			– 0	–	(1,541,028)
Interest Rate Swaps		– 0	–	(1,295,934)			– 0	–	(1,295,934)
Futures Contracts		(63,443)		– 0	–		– 0	–	(63,443	) †
Forward Currency Exchange Contracts		– 0	–	(239,270)			– 0	–	(239,270)
Total Return Swaps		– 0	–	– 0	–		(10,700)		(10,700)
Written Options		– 0	–	(143,370)			(1,312,149)		(1,455,519)
Unfunded Loan Commitment		– 0	–	– 0	–		(81,375)		(81,375)

Total		$29,444,579		$55,271,942			$4,245,567		$88,962,088

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
†	Only variation margin receivable/payable at period end is reported within the statements of assets and liabilities. Cumulative appreciation/depreciation of futures contracts is reported in the portfolio of investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Bank Loans		Asset-Backed Securities		Collateralized Mortgage Obligations			Commercial Mortgage - Backed Securities
Balance as of 10/31/11	$2,020,562		$1,456,579			$1,380,355		$276,033
Accrued discounts/(premiums)	5,644		(19)			(105)		212
Realized gain (loss)	109		(19)			(112)		189
Change in unrealized appreciation/depreciation	(77,836)		(62,792)			120,271		33,877
Purchases	– 0	–	– 0	–		389		– 0	–
Sales	(789)		(26,843)			(125,233)		(2,866)
Reclassification	– 0	–	(474,046)			– 0	–	474,046
Transfers into Level 3	– 0	–	– 0	–		(683,933)		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–	– 0	–

Balance as of 1/31/12	$1,947,690		$892,860			$691,632		$781,491

Net change in unrealized appreciation/depreciation from investments held as of 1/31/12	$(77,823)		$(75,666)			$16,064		$33,794

	Emerging Markets - Treasuries		Options Purchased - Calls		Options Purchased - Puts			Credit Default Swaps
Balance as of 10/31/11	$403,962		$8,075			$530,255		$117,080
Accrued discounts/(premiums)	135		– 0	–		– 0	–	– 0	–
Realized gain (loss)	– 0	–	(84,600)			(747,629)		– 0	–
Change in unrealized appreciation/depreciation	(5,413)		68,803			217,374		(15,382)
Purchases	– 0	–	57,150			– 0	–	– 0	–
Sales	– 0	–	– 0	–		– 0	–	– 0	–
Reclassification	– 0	–	– 0	–		– 0	–	– 0	–
Transfers into Level 3	– 0	–	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–	– 0	–

Balance as of 1/31/12	$398,684		$49,428		$	– 0	–	$101,698

Net change in unrealized appreciation/depreciation from investments held as of 1/31/12	$(5,413)		$(7,722)		$	– 0	–	$(15,382)

	Total Return Swaps		Variance Swaps		Options Written		Unfunded Loan Commitment
Balance as of 10/31/11	$16,448		$95,934		$(1,304,476)		$(23,749)
Accrued discounts/(premiums)	– 0	–	– 0	–	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–	431,805		– 0	–
Change in unrealized appreciation/depreciation	689,835		(26,609)		(522,052)		(57,626)
Purchases	– 0	–	– 0	–	(51,300)		– 0	–
Sales	– 0	–	– 0	–	133,874		– 0	–
Reclassification	– 0	–	– 0	–	– 0	–	– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 1/31/12	$706,283		$69,325		$(1,312,149)		$(81,375)

Net change in unrealized appreciation/depreciation from investments held as of 1/31/12	$689,835		$(26,609)		$(312,267)		$(57,626)

	Total
Balance as of 10/31/11	$4,977,058
Accrued discounts/(premiums)	5,867
Realized gain (loss)	(400,257)
Change in unrealized appreciation/depreciation	362,450
Purchases	6,239
Sales	(21,857)
Reclassification	– 0	–
Transfers into Level 3	(683,933)
Transfers out of Level 3	– 0	–

Balance as of 1/31/12	$4,245,567

Net change in unrealized appreciation/depreciation from investments held as of 1/31/12	$161,185

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Unconstrained Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 22, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 22, 2012